Other Non-Current Assets (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
OTHER NON-CURRENT ASSETS:
Other non-current assets	$ 16,403	$ 4,088
Total	$ 16,403	$ 4,088